ADDITIONAL INFORMATION REQUIRED BY THE ARGENTINE CENTRAL BANK - Summary of Minimum Capital Position (Details) - ARS ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Additional information [abstract]
Capital Requirement	$ 2,125,401,375	$ 1,982,273,229
Integration	6,321,548,558	5,240,285,104
Excess of Integration	$ 4,196,147,183	$ 3,258,011,875